Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended
	Oct. 10, 2025	Jul. 10, 2025	Apr. 10, 2025	Jan. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Aug. 05, 2025	May 20, 2025	Mar. 17, 2025
Dividends [Abstract]
Dividends paid					$ 843	$ 1,979
Dividends declared					$ 456	$ 1,991
Regular Quarterly Dividend for Q2-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared					Aug. 05, 2025
Dividend payable (in dollars per share)							$ 0.03
Dividend payable, date of payment					Oct. 10, 2025
Dividend payable, date of record					Aug. 18, 2025
Regular Quarterly Dividend for Q2-2025 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 276
Regular Quarterly Dividend for Q1-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared					May 20, 2025
Dividend payable (in dollars per share)								$ 0.01
Dividend payable, date of payment					Jul. 10, 2025
Dividend payable, date of record					Jun. 30, 2025
Dividends paid		$ 92
Regular Quarterly Dividend for Q4-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared					Mar. 17, 2025
Dividend payable (in dollars per share)									$ 0.01
Dividend payable, date of payment					Apr. 10, 2025
Dividend payable, date of record					Mar. 27, 2025
Dividends paid			$ 88
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable, date of payment					Jan. 10, 2025
Dividend payable, date of record					Dec. 27, 2024
Dividends paid				$ 663